Contingencies	12 Months Ended
Mar. 31, 2024
Disclosure of contingent liabilities [abstract]
Contingencies
32.
Contingencies

The Company is involved in disputes, lawsuits, claims, governmental and/or regulatory inspections, inquiries, investigations and proceedings (collectively, “Legal Proceedings”), including patent and commercial matters that arise from time to time in the ordinary course of business. Most of the claims involve complex issues. Often, these issues are subject to uncertainties and therefore the probability of a loss, if any, being sustained and an estimate of the amount of any loss is often difficult to ascertain. Consequently, for a majority of these claims, it is not possible to make a reasonable estimate of the expected financial effect, if any, that will result from ultimate resolution of the proceedings. This is due to a number of factors, including: the stage of the proceedings (in many cases trial dates have not been set) and the overall length and extent of pre-trial discovery; the entitlement of the parties to an action to appeal a decision; clarity as to theories of liability; damages and governing law; uncertainties in timing of litigation; and the possible need for further legal proceedings to establish the appropriate amount of damages, if any. In these cases, the Company, based on internal and external legal advice, assesses the need to make a provision or
discloses information with respect to the nature and facts of the case.

The Company also believes that disclosure of the amount sought by plaintiffs, if that is known, would not be meaningful with respect to those legal proceedings.

Although there can be no assurance regarding the outcome of any of the Legal Proceedings referred to in this Note, the Company does not expect them to have a materially adverse effect on its financial position, results of operations or cash flows, as it believes that the likelihood of loss in excess of amounts accrued (if any) is not probable. However, if one or more of such Legal Proceedings were to result in judgments against the Company, such judgments could be material to its results of operations or cash flows in a given period.

Product and patent related matters

Matters relating to National Pharmaceutical Pricing Authority

Norfloxacin, India litigation

The Company manufactures and distributes Norfloxacin, a formulations product, and in limited quantities, the active pharmaceutical ingredient norfloxacin. Under the Drugs (Prices Control) Order (the “DPCO”), the National Pharmaceutical Pricing Authority (the “NPPA”) established by the Government of India had the authority to designate a pharmaceutical product as a “specified product” and fix the maximum selling price for such product. In 1995, the NPPA issued a notification and designated Norfloxacin as a “specified product” and fixed the maximum selling price. In 1996, the Company filed a statutory Form III before the NPPA for the upward revision of the maximum selling price and a writ petition in the Andhra Pradesh High Court (the “High Court”) challenging the validity of the designation on the grounds that the applicable rules of the DPCO were not complied with while fixing the maximum selling price. The High Court had previously granted an interim order in favour of the Company; however
,
it subsequently dismissed the case in April 2004.

The Company filed a review petition in the High Court in April 2004 which was also dismissed by the High Court in October 2004. Subsequently, the Company appealed to the Supreme Court of India, New Delhi (the “Supreme Court”) by filing a Special Leave Petition.

During the year ended March 31, 2006, the Company received a notice from the NPPA demanding the recovery of the price charged by the Company for sales of Norfloxacin in excess of the maximum selling price fixed by the NPPA, which was Rs.285 including interest.

The Company filed a writ petition in the High Court challenging this demand order. The High Court admitted the writ petition and granted an interim order, directing the Company to deposit 50% of the principal amount claimed by the NPPA, which was Rs.77. The Company deposited this amount with the NPPA in November 2005. In February 2008, the High Court directed the Company to deposit an additional amount of Rs.30, which was deposited by the Company in March 2008. In November 2010, the High Court allowed the Company’s application to include additional legal grounds that the Company believed strengthened its defence against the demand.

For example, the Company added as grounds that trade margins should not be included in the computation of amounts overcharged, and that it was necessary for the NPPA to set the active pharmaceutical ingredient price before the process of determining the ceiling on the formulation price. In October 2013, the Company filed an additional writ petition before the Supreme Court challenging the inclusion of Norfloxacin as a “specified product” under the DPCO. In January 2015, the NPPA filed a counter affidavit stating that the inclusion of Norfloxacin was based upon the recommendation of a committee consisting of experts in the field. On July 20, 2016, the Supreme Court remanded the matters concerning the inclusion of Norfloxacin as a “specified product” under the DPCO back to the High Court for further proceedings.
During the three months ended September 30, 2016, the Supreme Court dismissed the Special Leave Petition pertaining to the fixing of prices for Norfloxacin formulations.

During the three months ended December 31, 2016, a writ petition pertaining to Norfloxacin was filed by the Company with the Delhi High Court.
In addition, the Company have filed writ petitions challenging the inclusion and designation of Theophylline/Doxofylline, Cloxacillin and Ciprofloxacin as “specified products” as per DPCO 1995 and the related Demand Notices issued thereunder. The matters are tagged along with the Norfloxacin matter and have been adjourned to
July 19
, 2024 for hearing.

Based on its best estimate, the Company has recorded a provision for potential liability for sale proceeds in excess of the notified selling prices, including the interest thereon, and believes that the likelihood of any further liability that may arise on account of penalties pursuant to this litigation is not probable.

Litigation relating to Cardiovascular and Anti-diabetic formulations

In July 2014, the NPPA, pursuant to the guidelines issued in May 2014 and the powers granted by the Government of India under the Drugs (Price Control) Order, 2013, issued certain notifications regulating the prices for 108 formulations in the cardiovascular and antidiabetic therapeutic areas. The Indian Pharmaceutical Alliance (“IPA”), in which the Company is a member, filed a writ petition in the Bombay High Court challenging the notifications issued by the NPPA on the grounds that they were ultra vires, ex facie and ab initio void. The Bombay High Court issued an order to stay the writ in July 2014. On September 26, 2016, the Bombay High Court dismissed the writ petition filed by the IPA and upheld the validity of the notifications/orders passed by the NPPA in July 2014. Further, on October 25, 2016, the IPA filed a Special Leave Petition with the Supreme Court, which was dismissed by the Supreme Court.

During the three months ended December 31, 2016, the NPPA issued show-cause notices relating to allegations that the Company exceeded the notified maximum prices for 11 of its products. The Company has responded to these notices.

On March 20, 2017, the IPA filed an application before the Bombay High Court for the recall of the judgment of the Bombay High Court dated September 26, 2016. This recall application filed by the IPA was dismissed by the Bombay High Court on October 4, 2017. Further, on December 13, 2017, the IPA filed a Special Leave Petition with the Supreme Court for the recall of the judgment of the Bombay High Court dated October 4, 2017, which was dismissed by Supreme Court on January 10, 2018.

During the three months ended March 31, 2017, the NPPA issued notices to the Company demanding payments relating to the foregoing products for the allegedly overcharged amounts, along with interest. On July 13, 2017, in response to a writ petition which the Company had filed, the Delhi High Court set aside all the demand notices of the NPPA and directed the NPPA to provide a personal hearing to the Company and pass a speaking order. A personal hearing in this regard was held on July 21, 2017. On July 27, 2017, the NPPA passed a speaking order along with the demand notice directing the Company to pay an amount of Rs.776. On August 3, 2017, the Company filed a writ petition challenging the speaking order and the demand notice. Upon hearing the matter on August 8, 2017, the Delhi High Court stayed the operation of the demand order and directed the Company to deposit Rs.100 and furnish a bank guarantee for Rs.676. Pursuant to the order, the Company deposited Rs.100 on September 13, 2017 and submitted a bank guarantee of Rs.676 dated September 15, 2017 to the Registrar General, Delhi High Court. On November 22, 2017, the Delhi High Court directed the Union of India to file a final counter affidavit within six weeks, subsequent to which the Company could file a rejoinder. On May 10, 2018, the counter affidavit was filed by the Union of India. The Company subsequently filed a rejoinder and both were taken on record by the Delhi High Court. The matter has been adjourned to July 31, 2024 for hearing.

Based on its best estimate, the Company has recorded a

cumulative p
rovision of Rs.437
(Rs.395 up

to March 31, 2023)
under “Selling, general and administrative expenses” as a potential liability for sale proceeds in excess of the notified selling prices, including the interest thereon, and believes that the likelihood of any further liability that may arise on account of penalties pursuant to this litigation is not probable.

However, if the Company is unsuccessful in such litigation, it will be required to remit the sale proceeds in excess of the notified selling prices to the Government of India with interest and could potentially include penalties, which amounts are not readily ascertainable.
Other product and patent related matters

Ranitidine recall and litigation

On October 1, 2019, the Company initiated a voluntary nationwide recall (at the retail level for over-the-counter products and at the consumer level for prescription products) of its ranitidine medications sold in the United States due to the presence of N-Nitrosodimethylamine (“NDMA”) above levels established by the U.S. FDA. On November 1, 2019, the U.S. FDA issued a statement indicating that it had found levels of NDMA in ranitidine from its testing generally that were “similar to the levels you would expect to be exposed to if you ate common foods like grilled or smoked meats.” See
https://www.fda.gov/news-events/press-announcements/statement-new-testing-results-including-low-levels-impurities-ranitidine-drugs
. On April 1, 2020, the U.S. FDA issued a press release announcing that it was requesting manufacturers to withdraw all prescription and over-the-counter ranitidine drugs from the market immediately. See https://www.fda.gov/news-events/press-announcements/fda-requests-removal-all-ranitidine-products-zantac-market.
Individual federal court personal injury lawsuits, as well as various class actions, were transferred to the In re Zantac (Ranitidine) Products Liability Litigation Multidistrict Litigation in the Southern District of Florida, MDL-2924 (“MDL-2924”). The Company and/or one or more of its U.S. subsidiaries have been named as a defendant in over 3,275 lawsuits in MDL-2924.  Approximately 3,000 of those cases have been filed since the MDL-2924 Court’s Daubert ruling which triggered a deadline for filings by claimants in the census registry who agreed to file their lawsuits in federal court. The census registry established in MDL-2924 included tens of thousands of claimants who did not file complaints but preserved claims against the many pharmaceutical manufacturer, distributor and retailer defendants in MDL-2924. In August of 2022, the defendants exited all registry plaintiffs alleging non-designated cancers (i.e. types of cancers that are not being pursued by plaintiffs’ leadership in the MDL-2924) and all registry plaintiffs alleging designated cancers who did not commit to filing a complaint in federal court.  As a result, state court filings commenced. MDL-2924 also involves a proposed nationwide consumer class action and a proposed nationwide class action for medical monitoring. A third-party payor class action was dismissed without prejudice. On November 7, 2022, that dismissal was affirmed by the U.S. Court of Appeals for the Eleventh Circuit.
On December 31, 2020, the MDL-2924 Court ruled on multiple motions to dismiss in MDL-2924 and granted the generic manufacturers’ (the Company is a generic manufacturer) motion to dismiss based on federal preemption. The plaintiffs’ failure-to-warn and design defect claims against the Company were dismissed with prejudice, but the Court permitted plaintiffs to attempt to replead several claims/theories. Plaintiffs filed their amended complaints and the defendants, including the Company, filed motions to dismiss seeking dismissal of all claims against them on March 24, 2021. On July 8, 2021, the Court dismissed all claims, including the proposed nationwide consumer class action and proposed nationwide class action for medical monitoring, against the Company and other generic manufacturers with prejudice based on federal preemption. The MDL-2924 Court’s dismissal decisions have been piecemeal appealed by plaintiffs to the U.S. Court of Appeals for the Eleventh Circuit, resulting in at least five rounds of appeals. Motions to dismiss rounds two and three of plaintiffs’ appeals were filed, but no merits briefing or oral argument occurred. In addition, rounds two and three of plaintiffs’ appeals were stayed in light of three separate bankruptcy proceedings involving co-defendants Par Pharmaceuticals (a subsidiary of Endo), Lannett Co. and Rite Aid.
While the generic manufacturer defendants were previously dismissed with prejudice from MDL-2924 on federal preemption grounds, the brand manufacturer defendants were not dismissed, and therefore continued to litigate. Following substantial briefing and argument, on December 6, 2022, the MDL-2924 Court entered an Omnibus Order on All Pending Daubert Motions and Defendants’ Summary Judgment Motion. In so doing, the Court granted brand defendants’ motions to exclude plaintiffs’ expert witnesses and entered summary judgment in favor of the brand defendants as to all claims involving bladder, esophageal, gastric, liver, and pancreatic cancers (the “designated cancers”). The MDL-2924 Court then set a deadline of April 12, 2023 for plaintiffs to identify whether they plan to provide general causation expert reports as to any non-designated cancers. On July 14, 2023, the MDL-2924 Court entered an Order dismissing all non-designated cancer cases with prejudice as to all defendants (including generics) based on plaintiffs’ failure to comply with prior Court Orders regarding the disclosure of experts. In addition, the MDL-2924 Court issued an order to show cause why summary judgment should not be entered for designated cancers as to all defendants and an order to show cause why summary judgment should not be entered against all plaintiffs for designated cancers, regardless of the date the case was filed. Briefing on the show cause orders took place in April and May of 2023. On May 15, 2023, the MDL-2924 Court issued an order entering summary judgment pursuant to rule 56(f), granting summary judgment on the basis of Daubert as to all defendants (including generics) in all cases alleging designated cancers filed before May 5, 2023. The MDL-2924 Court also issued a Third Order to Show Cause pertaining to the economic class action complaint, and dismissed all economic loss class action cases on July 26, 2023 for lack of standing. Since the MDL-2924 Court’s Daubert decision, more than a thousand plaintiffs have filed Notices of Appeal. The MDL-2924 Court issued an indicative ruling, finding that, if the United States Court of Appeals for the 11th Circuit (the “11th Circuit”) returns jurisdiction to the MDL-2924 District Court, it would grant summary judgment in favor of the generic defendants based on Daubert as to the designated cancers. In light of the indicative ruling, the non-brand defendants asked the 11th Circuit to remand the pending appeals back to the MDL-2924 Court, and the plaintiffs opposed. On September 8, 2023, the 11th Circuit severed the bankrupt defendant Par Pharmaceuticals and remanded all appeals of cases naming brands and generics (“mixed-use cases”) in the second, third, and fourth round of appeals back to the MDL-2924 Court. On September 26, 2023, the MDL-2924 Court entered Rule 58 judgment in favor of all defendants (excluding severed bankrupt defendant Par Pharmaceuticals) as to all designated cancer cases. The Court ordered further briefing regarding entry of final judgment in non-designated cancer cases that were on appeal but now have been remanded. On November 14, 2023, the MDL-2924 Court entered Rule 58 judgment in favor of all non-brand defendants (except for bankrupt Par), in non-designated cancer cases that had been appealed and remanded following the indicative ruling. The 11th Circuit consolidated another set of appeals, representing a fifth round, under lead plaintiff Townsend.  So far, the fifth round involves mostly brand-only cases along with a limited number of mixed-use cases.

The defendants have not yet moved to remand the

mixed-use case appeals lead plaintiff Townsend. On December 26, 2023, the 11th Circuit consolidated the appeals arising from the MDL-2924 for disposition before the same panel. The Court ordered the parties to brief generic preemption separately, but on the same schedule with all the other issues on appeal.
Several ranitidine-related actions are currently pending against the Company in state courts. The New Mexico State Attorney General filed suit against the Company’s U.S. subsidiary, and multiple other manufacturers and retailers. The State of New Mexico asserted claims of statutory and common law public nuisance and negligence against the Company. The Company joined in an effort to transfer the case from the Santa Fe County Court to MDL-2924, but the case was remanded by the MDL-2924 Court to the Santa Fe County Court. Plaintiff filed an amended complaint on April 16, 2021. The defendants’ motions to dismiss, including the Company’s federal preemption motion to dismiss, were denied. The case is currently in the discovery stage. Trial has been scheduled on or after September 15, 2025
, however the parties filed a joint motion, not yet adjudicated, to continue scheduling order deadlines, including the September 15, 2025 trial date
. In November 2020, the City of Baltimore filed a similar action against the Company’s U.S. subsidiary, and multiple other manufacturers and retailers. The City of Baltimore asserted public nuisance and negligence claims against the Company. The City of Baltimore action also was transferred to MDL-2924 and subsequently was remanded to the Circuit Court of Maryland. The City of Baltimore filed an amended complaint, which the defendants moved to dismiss. The Company’s federal preemption motion to dismiss was granted in February 2022 and it is not currently a defendant in the case. In January 2021, the Company was served in a Proposition 65 case filed by the Center for Environmental Health (“CFEH”) in the Superior Court of Alameda County, California. The plaintiff purports to bring the case on behalf of the people of California and alleges that the Company violated Proposition 65, a California law requiring manufacturers to disclose the presence of carcinogens in consumer products. The Company and other defendants filed demurrers (motions to dismiss) in the case, and on May 7, 2021 the Court granted the generic manufacturer defendants’ demurrers without leave to amend the pleadings. CFEH appealed that decision and appellate briefing is completed. Oral argument took place on March 1, 2023. On March 9, 2023, the appellate court affirmed dismissal of the generic manufacturer defendants. The plaintiff sought appellate review from the California Supreme Court. On June 21, 2023, the Supreme Court of California denied plaintiff’s petition for review and plaintiff’s request for depublication of the appellate court’s decision.
As mentioned, a large number of claimants were exited from the MDL-2924 census registry by the defendants. As a result, more than 360 plaintiffs have filed suit against the Company in California, Illinois, New Jersey, New York, and Pennsylvania state courts. Generally, they allege, among other things, failure to warn, design defect and negligence. More state court filings could follow. The California cases were filed in Alameda County and will be transferred to the existing Judicial Council Coordination Proceedings (“JCCP”) (which has been pending for years with respect to the brand defendants). A Master Complaint was filed in the JCCP on September 29, 2023. It does not name generics. Approximately 213 Short Form Complaints were filed in December 2023. An omnibus preemption demurrer was filed on February 23, 2024, and on April 23, 2024 the JCCP Court sustained the demurrer of the generic defendants with leave to amend. The Illinois cases have been filed in Madison, St. Clair, and Cook Counties and have been consolidated for pretrial purposes in Cook County. On August 17, 2023, the judge presiding over the consolidated state court proceedings granted the generics’ motion to dismiss all claims in the Master Complaint with prejudice based on federal preemption. The Pennsylvania cases were filed in Philadelphia County and consolidated in the Philadelphia Complex Litigation Center. The Philadelphia Court granted the generic defendants’ motion to dismiss based on preemption as to all claims in the Generic Long Form Complaint asserted under Pennsylvania law for design defect and failure to warn. In January 2024, five Short Form Complaints naming the Company were filed and three remain pending. Generic defendants filed preliminary objections as to the Short Form Complaints, and are awaiting plaintiffs’ response. Oral argument as to the generic defendants’ preliminary objections is scheduled for June 25, 2024.The New York cases were filed in New York and Suffolk Counties, and consolidated in New York County, but were voluntarily dismissed as to the generic defendants on July 21, 2023. The New Jersey cases were filed in Middlesex County, but were voluntarily dismissed as to the generic defendants on March 23, 2023.
The Company believes that all of the aforesaid complaints and asserted claims are without merit and it denies any wrongdoing and intends to vigorously defend itself against the allegations. Any liability that may arise on account of these claims is unascertainable at this time.
Accordingly, no provision was made in these consolidated financial statements.

Class Action under the Canadian Competition Act filed in Federal Court in Toronto, Canada
On June 3, 2020, a Class Action Statement of Claim was filed by an individual consumer in Federal Court in Toronto, Canada, against the Company’s U.S. and Canadian subsidiaries and 52 other generic drug companies. The Statement of Claim alleges an industry-wide, overarching conspiracy to violate
Sections 45 and 46
of the Canadian Competition Act by conspiring to allocate the market, fix prices, and maintain the supply of generic drugs in Canada. The action is brought on behalf of a class of all persons, from January 1, 2012 to the present, who purchased generic drugs in the private sector. The Statement of Claim states that it seeks damages against all defendants on a joint and several basis, attorney’s fees and costs of investigation and prosecution. An Amended Statement of Claim was served on the Company’s U.S. and Canadian subsidiaries on January 15, 2021 and added an additional 20 generic drug companies. The Amended Statement of Claim also removed the identification of defendant companies with conspiracy allegations regarding specific generic drugs and alleges a conspiracy to allocate the North America Market as to all generic drugs in Canada. A Second Fresh as Amended Statement of Claim was served on the Company's U.S. and Canadian subsidiaries on August 24, 2022 and adds an additional 10 drug companies. The Second Fresh as Amended Statement of Claim reinstituted the identification of defendant companies with conspiracy allegations regarding specific generic drugs. On June 1, 2023, Plaintiffs served and filed a Motion Record for Certification of the proposed class action.  In December 2023 Plaintiffs’ counsel advised that they intend to further amend their Second Fresh as Amended Statement of Claim to clarify the proposed class. The Plaintiffs’ further amended claim has not yet been delivered.
The certification motion hearing has been set by the court for five days in the week of May 12, 2025.  The deadline for the Company’s responding evidence to the certification motion has been agreed upon between the parties as July 5, 2024, subject to court approval.

The Company believes that the asserted claims are without merit and intends to vigorously defend itself against the allegations. Any liability that may arise on account of this claim is unascertainable. Accordingly, no provision was made in these consolidated financial statements.

United States Antitrust Multi-District Litigations
Since November 2016, the
Generic Drug Price Fixing Antitrust Multi-District Litigation
, MDL 2724 (the “MDL 2724”) has been pending in the United States District Court in Philadelphia, Pennsylvania. A multi-district litigation or MDL is a U.S. legal proceeding in which all cases relating to the same subject and claims filed anywhere in the United States are sent and consolidated into one legal proceeding in a single U.S. court for purposes of all pretrial activities, such as discovery (including document production and depositions), motions and other legal proceedings. These legal proceedings are administered on a joint or consolidated basis up until trial and then, when all pretrial proceedings have been concluded, cases are sent back to the courts where they were originally filed (if not originally filed in the MDL District) for trial purposes.

All cases filed in the MDL 2724 encompass claims that certain generic drug manufacturers/sellers in the United States (and certain named individual defendants) engaged in a conspiracy, beginning approximately in the year 2009, to agree on the prices at which each generic drug would be sold, and also on the market shares and customers that each manufacturer would have for a generic drug. They include alleged violations of federal antitrust laws and of state consumer protection and antitrust laws of numerous jurisdictions, as well as claims of unjust enrichment.
As of the date of this report, there are approximately 250 plaintiffs having filed a total of 206 cases. The claims in all the cases encompass a total of over 400 generic drugs sold during a period beginning approximately in the year 2009. The Company (through its U.S. subsidiary, Dr. Reddy’s Laboratories, Inc.) is named specifically as a defendant with respect to 35 generic drugs that it sold during this period of time. In addition, even though each defendant (including the Company) did not sell all the drugs encompassed by the claims, the plaintiffs in all the cases assert that there was an “overarching conspiracy” among the generic manufacturers which encompassed an agreement and understanding throughout the industry that generic manufacturers would cooperate with each other on prices, customers and market shares on all
generic drugs sold in the United States, and that each manufacturer would cooperate on the “fair share” conspiracy whenever it entered or sold a drug in a specific generic drug market. As a result of this alleged “overarching conspiracy” claim, the plaintiffs claim that each defendant (including the Company) is liable for not only the damages suffered with respect to the specific drugs that a defendant sold, but is also liable for all
of the damages with respect to
all
of the drugs encompassed by the “overarching conspiracy” claim (
i.e
., all the drugs in the cases), whether a manufacturer defendant sold that drug or not.
The plaintiffs seek “treble” damages (i.e., three times the actual damages sustained) and injunctive relief, plus attorney’s fees and costs in the litigation. The plaintiffs also allege claims for disgorgement of alleged unjust enrichment of profits earned by each defendant, including the Company, and punitive damages as a result of the alleged violations. The plaintiffs in the cases fall into the following categories:
•
The Attorneys General of 49 U.S. States, the District of Columbia and the U.S. territories of Puerto Rico, Virgin Islands and Guam, which all allege that they were injured by the price fixing conspiracy in their general economies and that there were injuries suffered by consumers in their jurisdictions, seeking the disgorgement of improper profits on the generic drugs, and damages suffered by governmental agencies (such as government hospitals, agencies and prisons) that purchased generic drugs, encompassing a total of 129 generic drugs. The Company is named as to seven drugs. In addition, each of the plaintiffs seek to enforce their own state antitrust laws, which enable them to impose fines on a defendant in addition to seeking treble damages and disgorgement of alleged unjust enrichment from each defendant;

•
Class actions on behalf of all companies that directly purchased generic drugs from one or more of the defendants during a period beginning approximately in the year 2009 (the “Direct Purchaser Plaintiff” Class or “DPP” Class). This class action consists of all wholesaler/distributors, group purchasing organizations, and large pharmacies and retailers who purchased directly from one or more defendants. These claims encompass 148 drugs, of which the Company sold 11 drugs;

•
Class actions on behalf of all companies that indirectly purchased generic drug and resold them during a period beginning approximately in the year 2009 (the “Indirect Reseller Plaintiff” Class or “IRP” Class). This class consists of all pharmacies and retailers that purchased generic drugs from a wholesaler/distributor and resold the drugs. These claims encompass 179 generic drugs, of which the Company sold 20 drugs;

•
Class actions on behalf of all companies that were end payers for the purchase of generic drugs by consumers (the “End Payer Plaintiff Class” or “EPP” Class). This class consists of all health care plans, insurance companies and union welfare funds that paid for generic drugs purchased by their members (consumers). These claims encompass 152 generic drugs, of which the Company sold 12 drugs; and

•
Approximately 200 individual companies (which have opted out of the class actions), consisting of pharmacy retailers, health insurers, hospitals, counties and other local governmental agencies, (the “Direct Action Plaintiffs” or “DAPs”) have individually filed complaints and alleged claims. These claims encompass a total of more than 400 drugs, of which the Company sold 33 drugs.

All complaints in the
MDL 2724
are being simultaneously litigated together, on a consolidated basis, for all discovery and pre-trial purposes. Discovery is still proceeding. The first three cases that have been designated for the first trials in the
MDL 2724
(the so-called “bellwether” cases) do not involve the Company as a defendant.

These bellwether cases encompass claims by the DPPs and EPPs as to two specific drugs that were not sold by the Company and claims by the Attorney Generals as to approximately 80 topical drugs and creams that were not sold by the Company. The trial dates in the bellwether cases have not yet been scheduled, but they are not anticipated to occur until 2025. After these bellwether cases are completed, it is expected that some of the DAPs will then proceed to trial on a fourth bellwether case against some of the defendants. The DAP bellwether has not yet been defined and is not expected to be completed until 2027.

In addition to the cases filed in the MDL
2724
, approximately 150 companies (consisting primarily of health insurers and health plans) have filed three praecipe
of actions in the Pennsylvania Court of Common Pleas in Philadelphia, Pennsylvania, against 52 generic drug companies, including the Company, giving notice of potential, unspecified antitrust claims against the named defendants. These praecipes
of actions have been stayed pending the developments and potential completion of the cases in the MDL
2724
.

The Company believes that all of the aforesaid complaints and asserted claims are without merit and it denies any wrongdoing and intends to vigorously defend itself against the allegations. Any liability that may arise on account of these claims is unascertainable at this time.
Accordingly, no provision was made in these consolidated financial statements.

Civil litigation with Mezzion

On January 13, 2017, Mezzion Pharma Co. Ltd. and Mezzion International LLC (collectively, “Mezzion”) filed a complaint in the New Jersey Superior Court against the Company and its wholly owned subsidiary in the United States. The complaint pertains to the production and supply of the active pharmaceutical ingredient (“API”) for udenafil (a patented compound) and an udenafil finished dosage product during a period from calendar years 2007 to 2015. Mezzion alleges that the Company failed to comply with the U.S. FDA’s current Good Manufacturing Practices (“cGMP”) at the time of manufacture of the API and finished dosage forms of udenafil and, consequently, that this resulted in a delay in the filing of a NDA for the product by Mezzion. The Company filed a motion to dismiss Mezzion’s complaint on the technical grounds that the Court lacks jurisdiction over the Company. In January 2018, the
Court denied the Company’s motion to dismiss the complaint on the jurisdictional matter. The Company’s interlocutory appeal of said denial was also denied.
The case is continuing in pretrial discovery.

The Company denies any wrongdoing or liability in this regard, and intends to vigorously defend against the claims asserted in Mezzion’s complaint.
Any liability that may arise on account of this claim is unascertainable.

Accordingly, no provision was made in these consolidated financial statements.

Revlimid
®
Antitrust Litigation

In 2023 and 2024, three lawsuits were filed against Dr. Reddy’s Laboratories, Inc. (“DRL Inc.”) and/or Dr. Reddy’s Laboratories Ltd. (“DRL Ltd.” and together with DRL Inc., “DRL”)) in federal court in New Jersey concerning the drug product Revlimid
®
and generic equivalents.  Litigation has been pending in that court since at least 2019 by various plaintiffs asserting antitrust claims and similar claims against Celgene Corporation (“Celgene”) and Bristol-Myers Squibb Company (“BMS”) related to Revlimid
®
,
In re Revlimid & Thalomid Purchaser Antitrust Litigation
, C.A. No. 19-cv-07532 (D.N.J.)  Starting in 2022, certain plaintiffs also filed lawsuits in this litigation against Teva Pharmaceuticals USA Inc. (“Teva”) and Natco Pharma Limited (“Natco”) as well.  Then, in 2023, plaintiffs Mayo Clinic and LifePoint Corporate Services, General Partnership filed a complaint against DRL Inc. as well as defendants Celgene, BMS, Natco, and Teva (C.A. No. 23-cv-22321 (D.N.J.)).  In a second lawsuit in 2023 (C.A. No. 23-cv-22117 (D.N.J.)), plaintiff Intermountain Health, Inc. filed a complaint against DRL Inc. and the same group of defendants Celgene, BMS, Natco, and Teva (Mayo Clinic, LifePoint Corporate Services, General Partnership, and Intermountain Health, Inc., together, the “Hospital Plaintiffs”).  In a third lawsuit, filed in 2024 (24-cv-00379 (D.N.J.)), plaintiffs Walgreen Co., Kroger Specialty Pharmacy, Inc., and CVS Pharmacy Inc. (together, the “Retailer Plaintiffs”), who previously had sued Celgene, BMS, Natco, and Teva, filed an additional complaint against DRL Inc. and DRL Ltd.

The allegations brought by the Hospital Plaintiffs and the Retailer Plaintiffs against DRL in these three cases are similar: they allege that the patent settlement agreement among DRL, Celgene and BMS concerning Revlimid
®
violated federal and state antitrust laws and state consumer protection laws by improperly delaying generic entry of Revlimid
®
through 2022 and then limiting generic competition of Revlimid
®
through 2026.  The Hospital Plaintiffs’ and Retailer Plaintiffs’ claims against DRL Inc. and/or DRL Ltd. are also substantially similar to the claims these plaintiffs have brought against defendants Celgene, BMS, Natco, and Teva.

The lawsuits naming DRL as a defendant have been consolidated with the ongoing Revlimid-related antitrust litigation.  Discovery is currently underway in the consolidated In re Revlimid action with expert discovery to follow. A trial date has not yet been scheduled. DRL has not yet responded to the complaints and its responses are stayed pending the resolution of certain motions to dismiss filed by defendants Celgene, BMS, Natco, and Teva.  On June 6, 2024, the court issued an order on the pending motions to dismiss filed by other defendants, in which the court dismissed all claims, including claims challenging the litigation settlement agreements.  The order allowed plaintiffs to file amended complaints.  The Company intends to vigorously defend its positions.  Any liability that may arise on account of this litigation is unascertainable. Accordingly, no provision has been made in the consolidated financial statements of the Company.

Other matters

Internal Investigation

The Company received an anonymous complaint in September 2020, alleging that healthcare professionals in Ukraine and potentially in other countries were provided with improper payments by or on behalf of the Company in violation of U.S. anti-corruption laws, specifically the U.S. Foreign Corrupt Practices Act. The Company disclosed the matter to the U.S. Department of Justice (“DOJ”), Securities and Exchange Commission (“SEC”) and Securities Exchange Board of India. The Company engaged a U.S. law firm to conduct the investigation at the instruction of a committee of the Company’s Board of Directors. On July 6, 2021 the Company received a subpoena from the SEC for the production of related documents, which were provided to the SEC.

During previous years, the Company made presentations to the SEC and the DOJ in relation to the investigation in the aforementioned countries, and in relation to its Global Compliance Framework, which includes enhancement initiatives undertaken by the Company. The Company continues to respond to the requests made by the SEC and the DOJ and is complying with its listing obligations as it relates to updating the regulatory agencies. While the findings from the aforesaid investigations could result in government or regulatory enforcement actions against the Company in the United States and/or foreign jurisdictions which
 can lead to civil and criminal sanctions under relevant laws, the outcomes, including liabilities, are not reasonably ascertainable at this time.

Environmental matters

Land pollution

The Indian Council for Environmental Legal Action filed a writ in 1989 under Article 32 of the Constitution of India against the Union of India and others in the Supreme Court of India for the safety of people living in the Patancheru and Bollaram areas of Medak district of the then existing undivided state of Andhra Pradesh. The Company has been named in the list of polluting industries. In 1996, the Andhra Pradesh District Judge proposed that the polluting industries compensate farmers in the Patancheru, Bollaram and Jeedimetla areas for discharging effluents which damaged the farmers’ agricultural land. The compensation was fixed at Rs.0.0013 per acre for dry land and Rs.0.0017 per acre for wet land. Accordingly, the Company has paid a total compensation of Rs.3. The Andhra Pradesh High Court disposed of the writ petition on February 12, 2013 and transferred the case to the National Green Tribunal (“NGT”), Chennai, India. The interim orders passed in the writ petitions will continue until the matter is decided by the NGT. The NGT has, through its order dated October 30, 2015, constituted a Fact Finding Committee.

The NGT has also permitted the alleged polluting industries to appoint a person on their behalf in the Fact Finding Committee. However, the Company, along with the alleged polluting industries, has challenged the constitution and composition of the Fact Finding Committee. The NGT has directed that until all the applications challenging the constitution and composition of the Fact Finding Committee are disposed of, the Fact Finding Committee shall not commence its operation.

The NGT, Chennai in a judgment dated October 24, 2017, disposed of the matter. The Bulk Drug Manufacturers Association of India (“BDMAI”), in which the Company is a member, subsequently filed a review petition against the judgment on various aspects.

The NGT, Delhi, in a judgment dated November 16, 2017 in another case in which the Company is not a party, stated that the moratorium imposed in the Patancheru and Bollaram areas shall continue until the Ministry of Environment, Forest and Climate Change passes an order keeping in view the needs of the environment and public health.

The Company filed an appeal challenging this judgment.

The High Court of Hyderabad heard the Company’s appeal challenging this judgment in July 2018 and directed the respondents to file their response within a period of four weeks. During the three months ended September 30, 2018, the respondents filed counter affidavits and the matter has now been adjourned for final hearing.

The appeal came up for hearing before the High Court of Hyderabad on October 25, 2018 and has been adjourned for further hearing.

The Hon’ble High Court has closed the matter in June 2022, by granting liberty for the Company to take proper recourse for remedies available under the NGT Act, 2010 before the Hon’ble Supreme Court of India.

On April 24, 2019, based upon the judgment of the NGT, Chennai dated October 24, 2017, the Government of Telangana has issued GO.Ms. No. 24 of 2019 that allows for expansion of production of all kinds of existing industrial units located within the stretch of Patancheru – Bollaram upon depositing an amount equivalent to 1% of the annual turnover of the respective unit for the concluded fiscal year, i.e., March 31, 2019. Accordingly, the Company made a provision of Rs.29.4, representing the probable cost of expansion, during the year ended March 31, 2019.

During the three months ended September, 2019, the Telangana State Pollution Control Board (“TSPCB”) issued Operational Guidelines basis the NGT, Chennai Order dated October 24, 2017, G.O.Ms. No. 24 dated April 24, 2019 and G.O.Ms. No. 31 dated May 24, 2019 and sought to recover retrospectively an amount of 0.5% of the annual turnover from the fiscal years 2016-2017 to 2018-2019 for all the industrial units situated in Patancheru and Bollaram for the purposes of restoration of such affected area. The Company has four industrial units situated in Patancheru and Bollaram. The Consent For Operation (“CFO”) for change of product mix application filed by one of the industrial unit of the Company has been recommended for issuance of CFO with change of product mix only upon payment of 0.5% of the annual turnover from the fiscal years 2016-2017 to 2018-2019 to the TSPCB. The Company intends to vigorously defend itself against the Operational Guidelines.

In November 2019, demand notices were issued by the TSPCB for collection of Corpus Fund of 0.5% as remediation fee on the previous year turnover as per Operational Guidelines dated August 3, 2019 issued by TSPCB under the guise of G.O.Ms No. 24 dated April 24, 2019 and G.O.Ms No. 31 dated May 24, 2019 and basis the judgment of NGT, Chennai dated October 24, 2017 for the fiscal years 2015-2016 to 2018-2019 received by CTO-1, CTO-2, CTO-3 and CTO-5 of the Company.

On November 22, 2019, The Hon’ble High Court of Judicature at Hyderabad issued an Interim Order which stayed the demand on the condition that the Company deposit Rs.60 as the remediation fee for the fiscal year 2018-2019 payable in the fiscal year 2019-2020. The deposit of Rs.60 was made and the Interim Order is continuing. Consequently the Hon’ble High Court has disposed of the matter with a liberty to the Company to approach the NGT, if necessary.
The Company believes that any additional liability that might arise in this regard is not probable. Accordingly, no provision relating to these claims has been made in the consolidated financial statements.

Fuel Surcharge Adjustments

The Andhra Pradesh Electricity Regulatory Commission (the “APERC”) passed various orders approving the levy of Fuel Surcharge Adjustment (“FSA”) charges for the period from April 1, 2008 to March 31, 2013 by power distribution companies from all the consumers of electricity in the then existing undivided state of Andhra Pradesh, India where the Company’s headquarters and principal manufacturing facilities are located. Separate writ petitions filed by the Company for various periods, challenging and questioning the validity and legality of this levy of FSA charges by the APERC, are pending before the High Court of Andhra Pradesh and the Supreme Court of India.

The total amount approved by APERC for collection by the power distribution companies from the Company in respect of FSA charges for the period from April 1, 2008 to March 31, 2013 is Rs.482.
After taking into account all of the available information and legal provisions, the Company has recorded Rs.219 as the potential liability towards FSA charges.

However, the
Company has paid, under protest
, an amount
of Rs.354 as demanded by the power distribution companies as part of monthly electricity bills. The Company remains exposed to additional financial liability should the orders passed by the APERC be upheld by the Courts.

During the three months ended June 30, 2016, the Supreme Court of India dismissed the Special Leave Petition filed by the Company in this regard for the period from April 1, 2012 to March 31, 2013. As a result, for the quarter ended June 30, 2016, the Company recognized an expenditure of Rs.55 (by de-recognizing the payments under protest) representing the FSA charges for the period from April 1, 2012 to March 31, 2013.

Indirect taxes related matters

Value Added Tax (“VAT”) matter

The Company has received various demand notices from the Government of Telangana’s Commercial Taxes Department objecting to the Company’s methodology of calculation of VAT input credit. The below table shows the details of each of such demand notice, the amount demanded and the current status of the Company’s responsive actions.

Period covered under the notice	Amount demanded	Status
April 2006 to March 2009	Rs.66 plus 10% penalty
The State VAT Appellate Tribunal has remanded the matter to the assessing authority to re-compute the eligibility and penalty orders are set-aside. The Company filed appeal against the same with the High Court, Telangana.

April 2009 to March 2011	Rs.55 plus 10% penalty
The Company has filed an appeal before the Sales Tax Appellate Tribunal. The matter was remanded to the original adjudicating authority with a direction to re-calculate the eligibility for the year ended March 31, 2010.

April 2011 to March 2014	Rs.27 plus 10% penalty	The Appellate Deputy Commissioner issued an order partially in favour of the Company

The Company has recorded a provision of Rs.51 as of March 31, 2024 and believes that the likelihood of any further liability that may arise on account of the ongoing litigation is not probable.

Notices from Commissioner of Goods and Services Tax, India

In January 2020, the Commissioner of Goods and Services Tax, India issued notices alleging that the Company has improperly availed input tax credit of Rs.307. The Company then received an order from the Additional Commissioner of Goods and Services Tax in favor of the Company’s right to claim such input tax credit. Subsequently the tax authorities filed an appeal against the favorable order before the Commissioner of Goods and Services Tax (Appeals).
The
Commissioner of Goods and Service Tax (Appeals) passed an order rejecting the Company’s right to claim such input tax credit availment. The Company has filed an Appeal against such order before Hon’ble High Court of Telangana. The Company believes that it has correctly distributed and availed the input tax credit within the provisions of the applicable Act and hence no additional liability will accrue in this regard.

With reference to availment of input tax credit relating to education cess, the Company has received order with tax demand of Rs.31 from the Goods and Service Tax (“GST”) authorities of various states pursuant to which it has recorded a provision of Rs.31 as of March 31, 2024.

In February 2022, the Company paid under protest an amount of Rs.123 towards a reversed GST charge.
 In February 2024, the Company received a GST claim notice on Form DRC-01A from the Directorate General of GST Intelligence. The Company has responded to such notice and is awaiting a further hearing on it.
The Company believes that such GST amount paid is not payable and the entire amount will be refundable to the Company upon the refund claim by the Company.

Other indirect tax related matters

Additionally, the Company is in receipt of various demand notices from the Indian Sales and Service Tax authorities. The disputed amount is Rs.463. The Company has responded to such demand notices and believes that the chances of any liability arising from such notices are less than probable. Accordingly, no provision is made in these consolidated financial statements as of March 31, 2024.

Others

Additionally, the Company is involved in other disputes, lawsuits, claims, governmental and/or regulatory inspections, inquiries, investigations and proceedings, including patent and commercial matters that arise from time to time in the ordinary course of business. Except as discussed above, the Company does not believe that there are any such contingent liabilities that are expected to have any material adverse effect on its consolidated financial statements.